UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-08606

Deutsche Target Date Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  11/30/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2014 (Unaudited)

Deutsche LifeCompass 2030 Fund
	Shares	Value ($)
Equity - Equity Funds 66.3%
Deutsche Capital Growth Fund "Institutional" (a)	7,933	672,857
Deutsche Core Equity Fund "Institutional" (a)	430,062	11,138,594
Deutsche EAFE Equity Index Fund "Institutional" (a)	207,113	2,963,793
Deutsche Emerging Markets Equity Fund "Institutional" (a)	107,581	1,779,398
Deutsche Equity 500 Index Fund "Institutional" (a)	44,662	10,477,652
Deutsche Global Equity Fund "Institutional" (a)	154,836	1,286,686
Deutsche Global Growth Fund "Institutional" (a)	16,808	488,440
Deutsche Global Infrastructure Fund "Institutional" (a)	143,994	2,247,743
Deutsche Global Small Cap Fund "Institutional" (a)	43,970	1,932,460
Deutsche Latin America Equity Fund "S" (a)	2,302	63,290
Deutsche Real Estate Securities Fund "Institutional" (a)	86,816	2,149,565
Deutsche Real Estate Securities Income Fund "Institutional" (a)	5,837	64,911
Deutsche Small Cap Core Fund "S" (a)	86,635	2,358,206
Deutsche Small Cap Growth Fund "S" (a)	9,215	304,016
Deutsche Small Cap Value Fund "Institutional" (a)	3,912	109,366
Deutsche World Dividend Fund "Institutional" (a)	33,029	995,833

Total Equity - Equity Funds (Cost $28,966,812)		39,032,810
Equity - Exchange-Traded Funds 4.4%
Deutsche X-trackers MSCI Europe Hedged Equity Fund (b)	8,300	229,910
Deutsche X-trackers MSCI Japan Hedged Equity Fund (b)	2,800	114,912
iShares MSCI Pacific ex Japan Fund	24,600	1,145,130
SPDR Barclays Convertible Securities Fund	17,960	903,568
SPDR S&P Emerging Asia Pacific Fund	2,500	216,150

Total Equity - Exchange-Traded Funds (Cost $2,476,857)		2,609,670
Fixed Income - Bond Funds 23.3%
Deutsche Core Plus Income Fund "Institutional" (a)	188,645	2,071,321
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	122,010	1,758,168
Deutsche Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	208,971	2,175,390
Deutsche Enhanced Global Bond Fund "S" (a)	86,485	824,203
Deutsche Floating Rate Fund "Institutional" (a)	78,419	725,375
Deutsche Global Inflation Fund "Institutional" (a)	210,946	2,126,336
Deutsche High Income Fund "Institutional" (a)	220,591	1,076,482
Deutsche Short Duration Fund "S" (a)	156,350	1,418,095
Deutsche U.S. Bond Index Fund "Institutional" (a)	151,332	1,546,615

Total Fixed Income - Bond Funds (Cost $14,145,703)		13,721,985
Market Neutral Fund 1.3%
Deutsche Diversified Market Neutral Fund "Institutional" (a) (Cost $816,360)	89,062	768,603
Fixed Income - Money Market Fund 4.7%
Central Cash Management Fund, 0.06% (a) (c) (Cost $2,760,495)	2,760,495	2,760,495

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $49,166,227) †	100.0	58,893,563
Other Assets and Liabilities, Net	0.0	(28,869)

Net Assets	100.0	58,864,694

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†
The cost for federal income tax purposes was $49,492,589.  At November 30, 2014, net unrealized appreciation for all securities based on tax cost was $9,400,974.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,437,987 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,037,013.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b) Affiliated fund managed by DBX Advisors LLC, a subsidiary of Deutsche Bank AG.
(c) The rate shown is the annualized seven-day yield at period end.
EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
A summary of the Fund’s transactions with affiliated funds during the period ended November 30, 2014 is as follows:

Affiliate	Value ($) at 8/31/2014	Purchases Cost ($)	Sales Cost ($)	Realized Gain/(Loss) ($)	Income Distribu- tions ($)	Capital Gain Distribu- tions ($)	Value ($) at 11/30/2014

Deutsche Capital Growth Fund	1,222,234	—	583,200	265,211	—	—	672,857
Deutsche Core Equity Fund	11,762,459	337,513	1,253,800	80,722	24,513	—	11,138,594
Deutsche Core Fixed Income Fund	1,741,716	—	1,721,959	40,037	—	—	—
Deutsche Core Plus Income Fund	695,752	1,616,911	244,900	(1,383)	16,952	—	2,071,321
Deutsche Diversified Market Neutral Fund	800,221	23,600	57,000	(6,288)	—	—	768,603
Deutsche EAFE Equity Index Fund	3,690,261	—	575,800	65,679	—	—	2,963,793
Deutsche Emerging Markets Equity Fund	2,054,626	48,100	186,900	3,051	—	—	1,779,398
Deutsche Enhanced Commodity Strategy Fund	1,778,859	203,711	124,000	(17,829)	25,911	—	1,758,168
Deutsche Enhanced Emerging Markets Fixed Income Fund	1,892,196	492,561	132,000	(366)	17,861	—	2,175,390
Deutsche Enhanced Global Bond Fund	918,945	18,939	82,600	(2,322)	10,539	—	824,203
Deutsche Equity 500 Index Fund	11,492,722	48,956	1,376,800	395,727	48,956	—	10,477,652
Deutsche Floating Rate Fund	1,097,967	25,085	383,000	(6,167)	8,385	—	725,375
Deutsche Global Equity Fund	1,457,423	32,800	173,600	5,386	—	—	1,286,686
Deutsche Global Growth Fund	560,109	14,400	64,600	2,314	—	—	488,440
Deutsche Global Inflation Fund	2,130,617	175,647	148,000	(16,090)	4,347	—	2,126,336
Deutsche Global Infrastructure Fund	2,020,456	375,494	142,000	3,040	1,494	—	2,247,743
Deutsche Global Small Cap Fund	2,244,720	54,100	249,500	(5,094)	—	—	1,932,460
Deutsche High Income Fund	731,092	422,055	51,000	(708)	13,955	—	1,076,482
Deutsche Latin America Equity Fund	125,663	1,300	46,100	(234)	—	—	63,290
Deutsche Real Estate Securities Fund	1,973,342	193,756	138,000	(411)	8,557	702	2,149,565
Deutsche Real Estate Securities Income Fund	60,935	7,402	4,000	(4)	—	—	64,911
Deutsche Short Duration Fund	1,525,037	86,477	179,000	(1,848)	9,677	—	1,418,095
Deutsche Small Cap Core Fund	2,717,232	—	351,900	100,149	—	—	2,358,206
Deutsche Small Cap Growth Fund	352,156	—	47,000	(2,362)	—	—	304,016
Deutsche Small Cap Value Fund	126,486	—	16,400	(10,948)	—	—	109,366
Deutsche U.S. Bond Index Fund	1,950,950	12,091	417,100	(29,331)	11,843	—	1,546,615
Deutsche World Dividend Fund	1,569,825	5,087	547,800	(21,218)	5,087	—	995,833
Deutsche X-trackers MSCI Europe Hedged Equity ETF	226,424	—	—	—	—	—	229,910
Deutsche X-trackers MSCI Japan Hedged Equity ETF	110,700	—	7,538	136	—	—	114,912
Central Cash Management Fund	551,477	8,209,366	6,000,348	—	259	—	2,760,495
Total	59,582,602	12,405,351	15,305,845	838,849	208,336	702	56,628,715

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$39,032,810	$—	$—	$39,032,810
Exchange-Traded Funds	2,609,670	—	—	2,609,670
Bond Funds	13,721,985	—	—	13,721,985
Market Neutral Fund	768,603	—	—	768,603
Money Market Fund	2,760,495	—	—	2,760,495
Total	$58,893,563	$—	$—	$58,893,563

There have been no transfers between fair value measurement levels during the period ended November 30, 2014.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche LifeCompass 2030 Fund, a series of Deutsche Target Date Series

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2015